Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,095,000
Previously Paid Amount	0.00
Total Fee Amount	456.82
Total Offset Amount	0.00
Net Fee	456.82
Narrative - Max Aggregate Offering Price	$ 3,095,000
Final Prospectus	true